Investment at FVTPL (Details Narrative) - USD ($)	Jan. 05, 2021	Nov. 30, 2021	Aug. 31, 2021	Aug. 25, 2020
IfrsStatementLineItems [Line Items]
Fair value of investment		$ 2,629,851	$ 2,629,851
One Up Group LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	18.62%			20.48%
Share of loss	$ 103,930
Gain on retained interest	$ 99,961